Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total		Share capital	Share capital-not yet registered (convertible loan)	Share capital- not yet registered (NCI)	Capital reserve	Equity component of convertible loans	Currency conversion	Cash flow hedges	Retained earnings	Capital and reserves attributable to the owners of SIGNA Sports United GmbH	Non-controlling interests
Beginning balance at Sep. 30, 2019	€ 370.3		€ 17.6			€ 367.3	€ 0.0	€ (0.8)	€ (0.2)	€ (39.7)	€ 344.3	€ 26.0
Total income/(loss)	(25.6)									(24.8)	(24.8)	(0.9)
Other comprehensive income/(loss), net of tax	0.1							0.4	(0.1)		0.2	(0.2)
Total comprehensive income/(loss)	(25.5)							0.4	(0.1)	(24.8)	(24.6)	(1.0)
Equity-settled share-based payment	0.1									0.1	0.1
Conversion of convertible loan	3.1						3.1				3.1
Change in non-controlling interests (NCI)	(0.8)									(0.1)	(0.1)	(0.6)
Ending balance at Sep. 30, 2020	347.1		17.6	€ 0.0	€ 0.0	367.3	3.1	(0.4)	(0.3)	(64.6)	322.7	24.4
Total income/(loss)	(46.0)	[1]								(46.0)	(46.0)
Other comprehensive income/(loss), net of tax	1.1							0.6	0.5		1.1
Total comprehensive income/(loss)	(44.9)							0.6	0.5	(46.0)	(44.9)
Reclass Share capital and capital reserve	119.1			1.7	2.0	115.5					119.1
Equity-settled share-based payment	2.7									2.7	2.7
Conversion of convertible loan	73.8					73.8					73.8
Dividends	(0.3)									(0.3)	(0.3)
Change in non-controlling interests (NCI)	(122.8)							(0.1)	(0.3)	(98.0)	(98.4)	(24.4)
Transaction costs of the capital increase after increase after taxes	(1.2)					(1.2)					(1.2)
Ending balance at Sep. 30, 2021	373.4		17.6	1.7	2.0	555.3	3.1	0.1	(0.1)	(206.3)	€ 373.4	€ 0.0
Total income/(loss)	(565.7)									(565.7)
Other comprehensive income/(loss), net of tax	(6.1)							(5.1)	(1.0)
Total comprehensive income/(loss)	(571.8)							(5.1)	(1.0)	(565.7)
Reclass Share capital and capital reserve	0.0		3.7	(1.7)	(2.0)	3.1	(3.1)
Equity-settled share-based payment	17.8		0.1			4.0				13.6
PIPE Financing	402.7		11.6			391.1
Yucaipa Merger	110.1		1.5			108.6
Issue of ordinary shares related to business combinations	291.0		4.0			287.0
Total issuance of share capital	803.8		17.1			786.7
Recapitalization	0.0		8.0			(8.0)
Transaction costs of the capital increase after increase after taxes	(5.9)					(5.9)
Ending balance at Sep. 30, 2022	€ 617.3		€ 46.5	€ 0.0	€ 0.0	€ 1,335.2	€ 0.0	€ (5.0)	€ (1.1)	€ (758.3)

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.